Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.10%	4.03%	3.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.10%	0.19%	1.60%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Morningstar LSTA US Leveraged Loan Index1
Average Annual Return, Percent	[1]	10.45%	5.50%	4.67%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.42%	5.35%	4.69%

[1]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.